Stockholders' Equity (10K) (Details 7) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Dividends Net of Beneficial Conversion Feature	$ 819	$ 708	$ 2,335	$ 1,989	$ 2,712	$ 2,088
Accretion of beneficial conversion feature related to dividends		171	29	265	347	250
Series A Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	18	22	53	63	82	78
Series B Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	324	294	939	852	1,149	1,044
Series C Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	132	119	382	345	468	433
Accretion of beneficial conversion feature related to dividends		64	13	114	152	191
Series D One Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	192	128	516	329	472	131
Accretion of beneficial conversion feature related to dividends		107	16	151	195	59
Series D Two Preferred Stock [Member]
Dividends Net of Beneficial Conversion Feature	$ 153	$ 145	$ 445	$ 400	$ 541	$ 402
Accretion of beneficial conversion feature related to dividends